UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2000
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AFA MANAGEMENT PARTNERS, L.P.
           --------------------------------------------------
Address:   289 GREENWICH AVENUE, 2ND FLOOR
           --------------------------------------------------
           GREENWICH, CT 06902
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           -----------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  October 24, 2000
-------------------  ----------------------  -------









Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)














































                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        59
                                               -------------

Form 13F Information Table Value Total:        $188,732
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE



































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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
COMCAST CORP                      CL A SPL       200300200  39,821     972,907                 YES       NO     X
AT&T CORP                         COM LIB GRP A  001957208  38,288   2,127,132                 YES       NO     X
CABLEVISION SYS CORP              CL A           12686C109  10,699     161,345                 YES       NO     X
BELLSOUTH CORP                    COM            079860102   8,035     199,628                 YES       NO     X
AT&T CORP                         COM            001957109   8,031     273,443                 YES       NO     X
CMGI INC                          COM            125750109   7,628     273,112                 YES       NO     X
VODAFONE AIRTOUCH PLC             SPONSORED ADR  92857T107   6,828     184,550                 YES       NO     X
HARCOURT GEN INC                  COM            41163G101   6,355     107,923                 YES       NO     X
TIME WARNER INC                   COM            887315109   5,723      73,143                 YES       NO     X
SBC COMMUNICATIONS INC            COM            78387G103   4,422      88,336                 YES       NO     X
GENERAL ELEC CO                   COM            369604103   3,931      68,076                 YES       NO     X
LUCENT TECHNOLOGIES INC           COM            549463107   3,605     118,192                 YES       NO     X
WINSTAR COMMUNICATIONS INC        COM            975515107   3,599     232,204                 YES       NO     X
TERAYON COMMUNICATIONS SYS        COM            880775101   3,254      95,908                 YES       NO     X
LYCOS INC                         COM            550818108   3,189      46,390                 YES       NO     X
EXODUS COMMUNICATIONS INC         COM            302088109   2,956      59,870                 YES       NO     X
TEXAS INSTRUMENTS INC             COM            882508104   2,924      62,130                 YES       NO     X
ACTV INC                          COM            00088E104   2,299     167,215                 YES       NO     X
GANNETT CO INC                    COM            364730101   2,080      39,241                 YES       NO     X
AMERICA ONLINE INC DEL            COM            02364J104   2,060      38,300                 YES       NO     X
AMERICAN TOWER CORP               CL A           029912201   1,799      47,755                 YES       NO     X
VIATEL INC                        COM            925529208   1,723     168,095                 YES       NO     X
GLOBAL CROSSING LTD               COM            G3921A100   1,644      53,031                 YES       NO     X
SUN MICROSYSTEMS INC              COM            866810104   1,331      11,400                 YES       NO     X
VIACOM INC                        CL A           925524100   1,288      22,015                 YES       NO     X
CHARTER COMMUNICATIONS INC DEL    CL A           16117M107   1,057      65,056                 YES       NO     X
SLM HOLDING CORP                  COM            78442A109     842      17,500                 YES       NO     X
AMERICAN HOME PRODS CORP          COM            026609107     837      14,800                 YES       NO     X
ENDESA S A                        SPONSORED ADR  29258N107     778      41,480                 YES       NO     X
JOHNSON & JOHNSON                 COM            478160104     774       8,240                 YES       NO     X
COMCAST CORP                      CL A           200300101     693      17,025                YES        NO     X
CLEAR CHANNEL COMMUNICATIONS      COM            184502102     679      12,010                YES        NO     X
XM SATELLITE RADIO HLDGS INC      CL A           983759101     635      14,750                YES        NO     X
NTL INC                           COM            629407107     563      12,150                YES        NO     X
AUTOMATIC DATA PROCESSING INC     COM            053015103     535       8,000                YES        NO     X
SCHLUMBERGER LTD                  COM            806857108     528       6,410                YES        NO     X
LIBERTY DIGITAL INC               CL A           530436104     524      25,873                YES        NO     X
GEMSTAR-TV GUIDE INTL INC         COM            36866W106     521       5,979                YES        NO     X
CORECOMM LTD                      ORD            G2422R109     516      65,052                YES        NO     X
LEVEL 3 COMMUNICATIONS INC        COM            52729N100     497       6,450                YES        NO     X
SPRINT CORP                       PCS COM SER 1  852061506     421      12,000                YES        NO     X
STATE ST CORP                     COM            857477103     390       3,000                YES        NO     X
LUBRIZOL CORP                     COM            549271104     384      19,500                YES        NO     X
AMERICAN INTL GROUP INC           COM            026874107     330       3,450                YES        NO     X
WELLS FARGO & CO                  COM            949746101     326       7,100                YES        NO     X
MERCK & CO INC                    COM            589331107     305       4,100                YES        NO     X
INTERNET CAP GROUP INC            COM            46059C106     298      17,105                YES        NO     X
UNITEDGLOBALCOM                   CL A           913247508     296       9,875                YES        NO     X
AMERICAN SUPERCONDUCTOR CORP      COM            030111108     295       6,000                YES        NO     X
EPICEDGE INC                      COM            29426X102     275     100,000                YES        NO     X
AMGEN INC                         COM            031162100     271       3,880                YES        NO     X
SOLECTRON CORP                    COM            834182107     240       5,200                YES        NO     X
VIACOM INC                        CL B           925524308     235       4,014                YES        NO     X
MGIC INVT CORP WIS                COM            552848103     235       3,837                YES        NO     X
CITY NATL CORP                    COM            178566105     222       5,712                YES        NO     X
TARGET CORP                       COM            87612E106     220       8,600                YES        NO     X
MORGAN STANLEY DEAN WITTER & CO   COM NEW        617446448     219       2,400                YES        NO     X
COX COMMUNICATIONS INC NEW        CL A           224044107     202       5,278                YES        NO     X
EXCHANGE APPLICATIONS             COM            300867108      77      16,958                YES        NO     X

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